U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

February 4, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Provident Mutual Funds, Inc. (the “Company”) File Nos.: 033-06836 and 811-04722

Deal Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of its series, Provident Trust Strategy Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 31, 2015, and filed electronically as Post-Effective Amendment No. 43 to the Trust’s Registration Statement on Form N-1A on January 27, 2015.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward Paz
Edward Paz, Esq.
for U.S. Bancorp Fund Services, LLC